CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Q2) (Details)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	May 19, 2023 shares
Class A Common Stock Subject to Possible Redemption [Abstract]
Class A common stock subject to possible redemption, Beginning Balance		$ 284,449,019	$ 284,449,019	$ 281,520,000		$ 281,520,000
Extension deposit	$ 480,000		480,000	0	$ 281,520,000	0
Redemption			(220,995,813)	0
Class A common stock subject to possible redemption, Ending Balance	$ 68,217,016		$ 68,217,016		$ 281,520,000	$ 284,449,019
Class A Common Stock [Member]
Class A Common Stock Subject to Possible Redemption [Abstract]
Common Stock, shares authorized (in shares) | shares	70,000,000		70,000,000			70,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | Vote			1			1
Common stock, subject to possible redemption, shares outstanding (in shares) | shares	6,443,098		6,443,098		27,600,000	27,600,000	21,156,902
Class A common stock subject to possible redemption, Beginning Balance	$ 286,802,382	284,449,019	$ 284,449,019	$ 281,520,000		$ 281,520,000
Re-measurement of carrying value to redemption value	2,410,447	2,353,363			$ 11,299,544	2,929,019
Redemption	(220,995,813)
Class A common stock subject to possible redemption, Ending Balance	$ 68,217,016	$ 286,802,382	$ 68,217,016		$ 281,520,000	$ 284,449,019